CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,274)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,454	1,373	2,883	2,820	4,740	4,843	4,231	6,275	5,409	4,880
Credit losses on accounts receivable	178	(171)	324	581	744	311	102	336	(301)	213
Accretion of marketable securities					(5,317)	(1,490)		(1,964)	0	0
Operating lease right-of-use asset amortization			1,002		1,371	1,518		2,015	715	499
Stock-based compensation expense	3,943	3,802	8,153	8,961	15,150	12,497	11,721	16,823	15,383	15,975
Impairment			54	207	0	130		1,361	25,801	0
Other operating activity			602		(389)	647		(150)	(340)	692
Changes in assets and liabilities:
Accounts receivable	(3,741)	1,319	(5,750)	3,479	(6,402)	(5,615)	5,045	(6,695)	5,156	(6,853)
Inventory	530	(206)	(1,180)	1,515	(6,845)	(3,700)	6,146	(8,944)	7,243	(10,125)
Prepaid expenses and other current assets	(422)	(2,071)	(527)	961	(168)	(2,829)	(282)	(2,371)	(738)	(166)
Other non-current assets	(33)	1	(707)	2	(479)	(702)	(857)	(717)	(822)	(2)
Accounts payable	(1,271)	(5,306)	(631)	(3,220)	588	948	(7,010)	1,189	(5,287)	2,339
Accrued compensation and benefits, accrued expenses, and other current liabilities	(5,809)	(4,864)	(1,053)	(4,248)	(3,166)	1,229	(2,914)	4,410	(3,599)	606
Deferred revenue	2,041	2,956	1,666	6,228	(826)	894	3,108	635	2,599	1,462
Operating lease liabilities	179	(87)	(730)	(3,128)	(2,971)	(1,690)	(1,156)	(2,645)	(266)	(1,230)
Other non-current liabilities	(203)	(271)	(72)	(9)	11	(107)	128	(53)	10	(363)
Net cash used in operating activities	(9,824)	(21,755)	(8,791)	(29,716)	(30,862)	(12,657)	(44,521)	(18,849)	(48,611)	(47,621)
Cash flows from investing activities:
Purchases of marketable debt securities	(136)				(270,972)	(125,200)		(175,613)	0	0
Proceeds from marketable debt securities					159,279	0		31,000	0	0
Purchases of property and equipment		(1,335)	(947)	(6,342)	(2,956)	(1,878)	(10,019)	(3,841)	(11,614)	(13,675)
Proceeds from RADx grant on assets purchased		520		520			520	0	520	7,278
Net cash used in investing activities	(136)	(815)	(947)	(5,822)	(114,649)	(127,078)	(9,499)	(148,454)	(11,094)	(6,397)
Cash flows from financing activities:
Proceeds from common stock issued under stock plans	551	594	777	594	2,999	2,632	881	2,889	2,311	8,815
Payments for employee taxes withheld on stock-based compensation awards	(13)		(87)		(2,584)	(142)		(198)	0	0
Sale of common stock in underwritten public offering, net										269,718
Payments on notes payable								0	0	(7,738)
Net cash provided by financing activities	551	979	690	1,190	415	2,490	1,597	2,691	2,311	270,795
Net decrease in cash, cash equivalents, and restricted cash	(9,409)	(21,591)	(9,048)	(34,348)	(145,096)	(137,245)	(52,423)	(164,612)	(57,394)	216,777
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	24	(558)	(163)	(776)	18	(229)	(507)	301	(538)	(92)
Cash, cash equivalents, and restricted cash at beginning of period	341,337	399,269	341,337	399,269	177,026	341,337	399,269	341,337	399,269	182,584
Cash, cash equivalents, and restricted cash at end of period	331,952	377,120	332,126	$ 364,145	31,948	203,863	346,339	177,026	341,337	399,269
Supplemental disclosure of cash flow information:
Cash paid for taxes	246		$ 502		$ 703	$ 719	263	808	684	0
Cash paid for interest								0	0	389
Purchases of property and equipment in accounts payable and accruals	$ 147						288	419	152	229
Operating lease right-of-use assets obtained in exchange for lease liabilities		$ 18,156					$ 22,239	0	22,494	0
Shares received as consideration under product sales agreement (Note 4, 7)								775	0	0
Underwritten public offering
Cash flows from financing activities:
Sale of common stock in underwritten public offering, net								$ 0	$ 0	$ 269,718